Lease Assets - Summary of Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 558.5
Depreciation	(117.7)	$ (115.8)
Ending balance	447.0	558.5
Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	558.5	561.8
Additions	42.4	65.5
Acquisitions	7.0	19.4
Depreciation	(117.7)	(115.8)
Modifications	16.8	42.6
Impairment	(59.1)	(2.0)
Foreign exchange	(0.9)	(13.0)
Ending balance	447.0	558.5
Buildings | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	554.4	556.6
Additions	40.7	63.9
Acquisitions	7.0	19.3
Depreciation	(115.0)	(113.2)
Modifications	16.4	42.6
Impairment	(59.1)	(2.0)
Foreign exchange	(1.0)	(12.8)
Ending balance	443.4	554.4
Other | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4.1	5.2
Additions	1.7	1.6
Acquisitions	0.0	0.1
Depreciation	(2.7)	(2.6)
Modifications	0.4	0.0
Impairment	0.0	0.0
Foreign exchange	0.1	(0.2)
Ending balance	$ 3.6	$ 4.1